Income and Social Contribution Taxes - Deferred Taxes (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Deferred income and social contribution taxes asset [abstract]
Provision for impairment of assets		R$ 75,231	R$ 72,377
Provisions for tax, civil, and labor risks		138,516	150,085
Provision for post-employment benefits		96,108	92,199
Provision for differences between cash and accrual basis		606,054	224,065
Goodwill		5,161	8,161
Business combination – tax basis vs. accounting basis of goodwill		75,515	75,745
Provision for asset retirement obligation		15,728	14,762
Provision for suppliers		49,501	35,214
Provision for profit sharing and bonus		56,873	44,818
Leases payable		41,932	19,003
Change in fair value of subscription warrants		22,833	16,338
Provision for deferred revenue		25,770	29,961
Other provisions		14,917	15,355
Tax losses and negative basis for social contribution carryforwards		363,862	278,140
Total		1,588,001	1,076,223
Offset the liability balance of deferred IRPJ and CSLL		(613,290)	(422,529)
Net balance of deferred taxes assets		974,711	653,694
Revaluation of PP&E		1,776	1,866
Leases payable		1,895	2,356
Provision for differences between cash and accrual basis	[1]	402,780	257,718
Provision for goodwill		92,242	39,186
Business combination - fair value of assets		111,832	114,125
Other provisions		15,497	14,809
Total		626,022	430,060
Offset asset balance of deferred IRPJ and CSLL		(613,290)	(422,529)
Net balance of deferred taxes liabilities		R$ 12,732	R$ 7,531

[1]	Refers mainly to the income tax on the exchange variation of the derivate hedging instruments.